Other current operating assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 51.8	SFr 33.6
Indirect taxes (VAT/GST) receivables	68.5	72.8
Anticipated net sales returns	9.3	10.8
Income tax receivables	11.6	1.6
Other current operating assets	21.2	39.3
Other current operating assets	SFr 162.4	SFr 158.2